Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments [Abstract]
Schedule of investments
			Balance at	Change in fair	Foreign		Balance at
			December 31,	value through	exchange	Proceeds	December 31,
Entity	Instrument	Note	2019	profit or loss	gain	from sale	2020
			$	$	$	$	$
Pharmadrug Inc.	Shares	(i)	255,075	397,006	-	652,081	-
Cannara Biotech Inc.	Shares	(ii)	6,822,637	(997,208)	-	5,825,429	-
True Pharma Strip Inc.	Shares	(iii)	-	-	-	-	-
HUGE Shops	Shares	(iv)	572,401	7,674	20,358	-	600,433
SciCann Therapeutics	Shares	(v)	535,824	(354,910)	14,765	-	195,679
Solarvest BioEnergy Inc.	Shares	(vi)	327,251	106,380	14,047	-	447,678
Solarvest BioEnergy Inc.	Warrants	(vi)	87,756	(14,920)	1,977	-	74,813
Solarvest BioEnergy Inc.	Convertible debenture	(vi)	261,800	85,104	11,238	-	358,142
			8,862,744	(770,874)	62,385	6,477,510	1,676,745

			Balance at	Change in fair value	Balance at
Entity	Instrument	Note	December 31, 2020	through profit or loss	December 31, 2021
			$	$	$
True Pharma Strip Inc.	Shares	(iii)	-	197	197
HUGE Shops	Shares	(iv)	600,433	(442,673)	157,760
SciCann Therapeutics	Shares	(v)	195,679	(195,600)	79
Solarvest BioEnergy Inc.	Shares	(vi)	447,678	(80,886)	366,792
Solarvest BioEnergy Inc.	Warrants	(vi)	74,813	(74,813)	-
Solarvest BioEnergy Inc.	Convertible debenture	(vi)	358,142	(64,708)	293,434
			1,676,745	(858,483)	818,262
				Current	158,036
				Non-Current	660,226
					818,262